Potomac Managed Volatility Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
High Yield Bond
467,101	iShares Broad USD High Yield Corporate Bond ETF	$ 17,193,988
190,658	iShares J.P. Morgan USD Emerging Markets Bond ETF	17,271,708
732,526	SPDR Portfolio High Yield Bond ETF	17,155,759
269,193	Vanguard Emerging Markets Government Bond Index Fund ETF	17,282,191

Total for Exchange Traded Funds (Cost - $69,511,545)		68,903,646	48.91%

MUTUAL FUNDS
High Yield Bond
1,773,895	American High-Income Trust	17,242,261
2,439,770	BlackRock High Yield Portfolio Fund	17,175,979
13,481	Fidelity Capital & Income Fund	133,601

Total for Mutal Funds (Cost - $35,054,254)		34,551,842	24.52%

MONEY MARKET FUNDS
37,780,009	Goldman Sachs FS Government Fund Institutional - 4.22% + *	37,780,009	26.82%

Total for Money Market Funds (Cost - $37,780,009)

	Total Investments (Cost - $142,345,808)	141,235,496	100.25%

	Liabilities in Excess of Other Assets	(352,062)	-0.25%

	Net Assets	$140,883,434	100.00%

+ The rate shown represents the 7-day yield at March 31, 2025.
* Additional Information, including current Prospectus and Annual Reports, is available at
https://am.gs.com/en-us/institutions/documents?selectedTab=fundsDocuments